UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS

Three Canal Plaza, Suite 600

Portland, Maine 04101

Stacey E. Hong, Principal Executive Officer

Three Canal Plaza, Suite 600

Portland, Maine 04101

207-347-2000

Date of fiscal year end: April 30

Date of reporting period: May 1, 2008 – July 31, 2008

Item 1. Schedule of Investments.

DOVER LONG/SHORT SECTOR FUND

SCHEDULE OF INVESTMENTS

JULY 31, 2008 (Unaudited)

Shares	Security Description	Value
Long Positions - 50.1%

Common Stock - 45.9%

Consumer Discretionary - 4.2%
8,500	CBS Corp., Class B	$139,060
3,900	DreamWorks Animation SKG, Inc., Class A (a)	115,830
33,000	News Corp., Class A	466,290
44,400	Time Warner, Inc.	635,808
7,700	Viacom, Inc., Class B (a)	215,061
23,500	Walt Disney Co.	713,225

		2,285,274

Consumer Staples - 8.4%
17,900	Coca-Cola Co.	921,850
3,500	Costco Wholesale Corp.	219,380
22,300	Dr Pepper Snapple Group, Inc. (a)	460,941
10,200	Kroger Co.	288,456
13,700	PepsiCo., Inc.	911,872
10,700	Safeway, Inc.	285,904
8,700	SUPERVALU, Inc.	222,894
5,800	Target Corp.	262,334
10,000	Walgreen Co.	343,400
11,300	Wal-Mart Stores, Inc.	662,406

		4,579,437

Energy - 7.3%
3,000	Diamond Offshore Drilling, Inc.	357,900
3,100	ENSCO International, Inc.	214,334
1,400	First Solar, Inc. (a)	399,154
2,300	Helmerich & Payne, Inc.	135,999
6,100	Nabors Industries, Ltd. (a)	222,406
5,900	Noble Corp.	306,033
2,500	Rowan Cos., Inc.	99,500
2,600	Sunpower Corp., Class A (a)	204,802
6,100	Suntech Power Holdings Co., Ltd., ADR (a)	204,106
7,000	Transocean, Inc. (a)	952,210
16,000	Vestas Wind Systems A/S, ADR (a)	702,160
8,100	Yingli Green Energy Holding Co., Ltd., ADR (a)	136,566

		3,935,170

Health Care - 12.7%
5,400	Abbott Laboratories	304,236
2,900	Alpharma, Inc.	65,859
12,700	Amgen, Inc. (a)	795,401
5,700	Barr Pharmaceuticals, Inc. (a)	376,086
3,600	Biogen Idec, Inc. (a)	251,136
6,900	Bristol-Myers Squibb Co.	145,728
5,300	Celgene Corp. (a)	400,097
4,000	Eli Lilly & Co.	188,440
16,200	Forest Laboratories, Inc. (a)	575,262
3,200	Genzyme Corp. (a)	245,280
11,100	Gilead Sciences, Inc. (a)	599,178
9,800	Johnson & Johnson	671,006
7,500	Merck & Co., Inc.	246,750
16,100	Mylan, Inc. (a)	208,817
23,600	Pfizer, Inc.	440,612
5,600	Schering-Plough Corp.	118,048
20,700	Teva Pharmaceutical Industries, Ltd., ADR	928,188
5,500	Watson Pharmaceuticals, Inc. (a)	159,005
4,600	Wyeth	186,392

		6,905,521

Industrials - 8.4%
9,800	3M Co.	689,822
5,600	AGCO Corp. (a)	335,160
9,200	CNH Global NV	340,124
8,500	Cummins, Inc.	563,890
14,700	Deere & Co.	1,031,352
40,300	General Electric Co.	1,140,087
3,500	Textron, Inc.	152,145
6,800	Tyco International, Ltd.	303,008

		4,555,588

Information Technology - 0.7%
7,800	MEMC Electronic Materials, Inc. (a)	360,438

Utilities - 4.2%
11,500	Calpine Corp. (a)	200,100
2,500	Constellation Energy Group, Inc.	207,900
7,900	Dominion Resources, Inc.	349,022
2,600	Entergy Corp.	277,992
7,700	Exelon Corp.	605,374
5,600	FPL Group, Inc.	361,368
7,000	Public Service Enterprise Group, Inc.	292,600

		2,294,356

Total Common Stock (Cost $25,485,690)		24,915,784

Mutual Funds - 4.2%
5,500	iShares COMEX Gold Trust	495,550
17,700	PowerShares DB Agriculture Fund	647,289
7,200	UltraShort Lehman 20+ Year Treasury ProShares	497,664
15,200	United States Natural Gas Fund LP	644,480

Total Mutual Funds (Cost $2,495,672)		2,284,983

Total Long Positions (Cost $27,981,362) - 50.1%		$27,200,767
Total Short Positions (Cost ($23,115,173)) - (41.4%)		(22,466,789)
Other Assets & Liabilities, Net - 91.3%		49,554,487

NET ASSETS - 100.0%		$54,288,465

(a)	Non-income producing security

ADR American Depositary Receipt

*	Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation	$2,246,697
Gross Unrealized Depreciation	(2,378,908)

Net Unrealized Appreciation (Depreciation)	$(132,211)

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157".) This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. SFAS 157 applies to fair value measurements already required or permitted by existing standards. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current GAAP from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

One key component of the implementation of SFAS 157 includes the development of a three-tier fair value hierarchy. The basis of the tiers is dependant upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets

Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayments speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of July 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Investments
Level 1 - Quoted Prices	$4,733,978	$–
Level 2 - Other Significant Observable Inputs	–	–
Level 3 - Significant Unobservable Inputs	–	–

Total Investments	$4,733,978	$–

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

DOVER LONG/SHORT SECTOR FUND

SCHEDULE OF SECURITIES SOLD SHORT

JULY 31, 2008 (Unaudited)

Shares	Security Description	Value
Short Positions - (41.4%)

Common Stock - (36.8%)

Consumer Discretionary - (10.2%)
(14,000)	Amazon.com, Inc.	$(1,068,760)
(22,700)	Best Buy Co., Inc.	(901,644)
(12,500)	Carnival Corp.	(461,750)
(14,000)	Centex Corp.	(205,520)
(18,100)	DR Horton, Inc.	(201,272)
(9,100)	Expedia, Inc.	(178,087)
(9,000)	GameStop Corp., Class A	(364,590)
(11,500)	KB Home	(202,285)
(16,700)	Lennar Corp., Class A	(202,070)
(17,500)	Marriott International, Inc., Class A	(453,425)
(4,900)	MDC Holdings, Inc.	(203,448)
(1,200)	Priceline.com, Inc.	(137,940)
(16,600)	Pulte Homes, Inc.	(202,686)
(7,200)	RadioShack Corp.	(120,096)
(13,000)	Starwood Hotels & Resorts Worldwide, Inc.	(445,770)
(10,000)	Toll Brothers, Inc.	(200,900)

		(5,550,243)

Financials - (10.3%)
(9,400)	American Express Co.	(348,928)
(4,000)	BB&T Corp.	(112,080)
(2,100)	BlackRock, Inc.	(455,091)
(2,800)	Capital One Financial Corp.	(117,208)
(3,400)	Developers Diversified Realty Corp.	(108,664)
(2,000)	Eaton Vance Corp.	(74,280)
(4,100)	Franklin Resources, Inc.	(412,501)
(7,500)	General Growth Properties, Inc.	(205,575)
(3,500)	Goldman Sachs Group, Inc.	(644,140)
(2,800)	Janus Capital Group, Inc.	(84,952)
(12,000)	JPMorgan Chase & Co.	(487,560)
(7,200)	Kimco Realty Corp.	(254,088)
(2,500)	Legg Mason, Inc.	(100,875)
(14,100)	Lehman Brothers Holdings, Inc.	(244,494)
(2,100)	Macerich Co.	(116,193)
(9,300)	Merrill Lynch & Co., Inc.	(247,845)
(6,300)	Morgan Stanley	(248,724)
(2,500)	PNC Financial Services Group, Inc.	(178,225)
(2,000)	Regency Centers Corp.	(119,000)
(5,000)	Regions Financial Corp.	(47,400)
(6,500)	Simon Property Group, Inc.	(602,095)
(2,600)	SunTrust Banks, Inc.	(106,756)
(4,500)	T Rowe Price Group, Inc.	(269,325)

		(5,585,999)

Industrial - (8.1%)
(2,700)	Arkansas Best Corp.	(100,278)
(2,300)	CH Robinson Worldwide, Inc.	(110,860)
(4,600)	Con-way, Inc.	(232,576)
(4,700)	Danaher Corp.	(374,355)
(2,400)	Eaton Corp.	(170,496)
(2,800)	Expeditors International of Washington, Inc.	(99,428)
(4,100)	FedEx Corp.	(323,244)
(10,400)	Heartland Express, Inc.	(177,216)
(7,700)	Illinois Tool Works, Inc.	(360,745)
(3,800)	Ingersoll-Rand Co., Ltd., Class A	(136,800)
(2,700)	ITT Corp.	(180,792)
(13,600)	JB Hunt Transport Services, Inc.	(502,928)
(4,000)	Old Dominion Freight Line, Inc.	(146,800)
(5,700)	Landstar System, Inc.	(288,306)
(2,500)	Parker Hannifin Corp.	(154,200)
(13,600)	United Parcel Service, Inc., Class B	(857,888)
(7,600)	Werner Enterprises, Inc.	(180,956)

		(4,397,868)

Information Technology - (5.7%)
(3,600)	Apple, Inc.	(572,220)
(23,200)	Cisco Systems, Inc.	(510,168)
(6,200)	Corning, Inc.	(124,062)
(5,600)	Dell, Inc.	(137,592)
(6,200)	Hewlett-Packard Co.	(277,760)
(3,200)	International Business Machines Corp.	(409,536)
(2,000)	Juniper Networks, Inc.	(52,060)
(8,900)	Motorola, Inc.	(76,896)
(6,400)	QUALCOMM, Inc.	(354,176)
(2,200)	Research In Motion, Ltd.	(270,204)
(29,300)	Taiwan Semiconductor Manufacturing Co., Ltd.	(278,350)

		(3,063,024)

Telecommunications - (2.5%)
(22,600)	AT&T, Inc.	(696,306)
(10,900)	Comcast Corp., Class A	(224,758)
(10,700)	Sprint Nextel Corp.	(87,098)
(10,800)	Verizon Communications, Inc.	(367,632)

		(1,375,794)

Total Common Stock (Cost ($20,556,270)) - (36.8%)		(19,972,928)

Mutual Funds - (4.6%)
(34,500)	Materials Select Sector SPDR Fund	(1,388,625)
(39,600)	Semiconductor HOLDRs Trust	(1,105,236)

Total Mutual Funds (Cost ($2,558,903) - (4.6%)		(2,493,861)

Total Short Positions (Cost ($23,115,173)) - (41.4%)		$(22,466,789)

2

LIBERTY STREET HORIZON FUND

SCHEDULE OF INVESTMENTS

JULY 31, 2008 (Unaudited)

Shares	Security Description	Value
Common Stock - 96.7%

Banks - 9.4%
3,700	Bank of Japan (a)	$4,338,416
58,305	Bank of New York Mellon Corp.	2,069,827
11,014	ICICI Bank, Ltd., ADR	326,125

		6,734,368

Communications - 0.4%
125,100	RH Donnelley Corp. (a)	193,905
2,294	Xinhua Finance, Ltd. (a)	69,957

		263,862

Consumer Discretionary - 3.6%
1,800	Mastercard, Inc., Class A	439,470
30,000	Philip Morris International, Inc.	1,549,500
6,903	Sears Holdings Corp. (a)	559,143

		2,548,113

Consumer Staples - 4.9%
16,392	Las Vegas Sands Corp. (a)	746,164
57,491	Quanta Services, Inc. (a)	1,775,322
35,657	Sotheby's	989,125

		3,510,611

Diversified Financial Operations - 6.9%
9,632	Franklin Resources, Inc.	969,076
27,116	Icahn Enterprises, LP	1,773,386
49,791	Leucadia National Corp.	2,229,143

		4,971,605

Energy - 17.0%
14,750	CNOOC, Ltd., ADR	2,173,855
116,900	El Paso Corp.	2,096,017
29,952	EnCana Corp.	2,162,235
28,926	Gazprom OAO, ADR	1,379,770
37,246	Imperial Oil, Ltd.	1,822,447
53,265	Penn West Energy Trust	1,597,417
2,900	Texas Pacific Land Trust	116,725
166,598	UTS Energy Corp. (a)	829,777

		12,178,243

Exchanges - 15.8%
7,894	CME Group, Inc.	2,842,866
63,000	Hong Kong Exchanges and Clearing, Ltd.	939,154
71,000	ICAP, PLC	706,975
8,427	IntercontinentalExchange, Inc. (a)	841,015
82,020	London Stock Exchange Group, PLC	1,351,013
66,037	Nasdaq OMX Group (a)	1,833,847
36,584	NYSE Euronext	1,728,228
83	Osaka Securities Exchange Co., Ltd.	358,511
134,000	Singapore Exchange, Ltd.	668,334

		11,269,943

Finance - Investment Banker/Broker - 0.5%
3,457	JPMorgan Chase & Co.	140,458
11,577	Lehman Brothers Holdings, Inc.	200,745

		341,203

Finance - Mortgage Loan/Banker - 0.8%
50,340	Federal National Mortgage Association	578,910

Industrials - 6.6%
938,000	Beijing Capital International Airport Co., Ltd., Class H	775,495
100,000	Bombardier, Inc., Class B (a)	716,832
18,100	Burlington Northern Santa Fe Corp.	1,884,753
16,407	Union Pacific Corp.	1,352,593

		4,729,673

Insurance - 6.6%
469	Berkshire Hathaway, Inc., Class B (a)	1,795,801
22,000	China Life Insurance Co., Ltd., ADR	1,244,980
38,413	Power Corp. of Canada	1,171,579
25,000	Progressive Corp.	506,250

		4,718,610

Investment Management/Adviser - 3.3%
64,500	Blackstone Group, LP	1,197,765
28,586	Legg Mason, Inc.	1,153,445

		2,351,210

Materials - 0.1%
1,894	Brookfield Infrastructure Partners, LP	35,418

Real Estate - 7.0%
91,460	Brookfield Asset Management Inc., Class A	3,074,885
703,700	Link REIT	1,578,490
10,450	St. Joe Co.	366,064

		5,019,439

Utilities - 13.8%
45,279	Allegheny Energy, Inc.	2,191,504
204,181	Dynegy, Inc., Class A (a)	1,374,138
29,773	Huaneng Power International, Inc., ADR	838,705
37,887	Mirant Corp. (a)	1,159,721
52,422	NRG Energy, Inc. (a)	1,902,394
80,492	Reliant Energy, Inc. (a)	1,457,710
85,358	Sierra Pacific Resources	967,960

		9,892,132

Total Common Stock (Cost $85,818,753)		69,143,340

Total Investments - 96.7% (Cost $85,818,753)*		$69,143,340
Other Assets & Liabilities, Net - 3.3%		2,331,898

NET ASSETS - 100.0%		$71,475,238

(a)	Non-income producing security
ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

*	Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation	$925,247
Gross Unrealized Depreciation	(17,600,660)

Net Unrealized Appreciation (Depreciation)	$(16,675,413)

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157".) This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. SFAS 157 applies to fair value measurements already required or permitted by existing standards. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current GAAP from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

One key component of the implementation of SFAS 157 includes the development of a three-tier fair value hierarchy. The basis of the tiers is dependant upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets

Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayments speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments) The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund's net assets as of July 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Investments
Level 1 - Quoted Prices	$69,143,340	$–
Level 2 - Other Significant Observable Inputs	–	–
Level 3 - Significant Unobservable Inputs	–	–

Total Investments	$69,143,340	$–

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

3

Item 2. Controls and Procedures.

(a) The registrant’s Principal Executive and Principal Financial Officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Act as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By:	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:	09/11/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:	09/11/08

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	09/11/08